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    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 3, 2006
                                                     REGISTRATION NOS.: 33-32763
                                                                        811-5987

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933            /X/
                         PRE-EFFECTIVE AMENDMENT NO.               / /
                        POST-EFFECTIVE AMENDMENT NO. 19            /X/
                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                      /X/
                               AMENDMENT NO. 20                    /X/

                                   ----------

                                 MORGAN STANLEY
                      NEW YORK MUNICIPAL MONEY MARKET TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                              AMY R. DOBERMAN, ESQ
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

                                    COPY TO:

           CARL FRISCHLING, ESQ.                STUART M. STRAUSS, ESQ.
     KRAMER LEVIN NAFTALIS & FRANKEL LLP        CLIFFORD CHANCE US LLP
         1177 AVENUE OF THE AMERICAS              31 WEST 52ND STREET
           NEW YORK, NEW YORK 10036             NEW YORK, NEW YORK 10019

                                   ----------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

  As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
     / / Immediately upon filing pursuant to paragraph (b)
     /X/ On February 14, 2006 pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1)
     / / On (date) pursuant to paragraph (a)(1)
     / / 75 days after filing pursuant to paragraph (a)(2)
     / / On (date) pursuant to paragraph (a)(2) of Rule 485.

                             AMENDING THE PROSPECTUS
     If appropriate, check the following box:
     /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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     Parts A, B and C to the Morgan Stanley New York Municipal Money Market
Trust (the "Trust") Post-Effective Amendment No. 18 to the Registration Statement under the Securities Act of 1933, as amended, and Amendment No. 19 to the Trust's Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on December 9, 2005 (the "Post-Effective Amendment") are herein incorporated by reference. The sole purpose of this filing is to extend the effectiveness of the Post-Effective Amendment until February 14, 2006.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of February 2006.

                                         MORGAN STANLEY NEW YORK MUNICIPAL MONEY
                                         MARKET TRUST

                                         By:       /S/ RONALD E. ROBISON
                                             -----------------------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                                TITLE                                         DATE
----------                                -----                                         ----
(1) Principal Executive Officer           President and Principal
                                          Executive Officer


By:   /s/ RONALD E. ROBISON
   -------------------------------------
      Ronald E. Robison                                                                 February 3, 2006


(2) Principal Financial Officer           Chief Financial Officer

By:   /s/ FRANCIS J. SMITH
   -------------------------------------
      Francis J. Smith                                                                  February 3, 2006


(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    James F. Higgins


By:   /s/ BARRY FINK
   -------------------------------------
      Barry Fink                                                                         February 3, 2006
      Attorney-in-Fact


Michael Bozic           Joseph J. Kearns
Edwin J. Garn           Michael E. Nugent
Wayne E. Hedien         Fergus Reid
Manuel H. Johnson


By:   /s/ CARL FRISCHLING
   -------------------------------------
      Carl Frischling                                                                   February 3, 2006
      Attorney-in-Fact